Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.7%
Advertising - 0.4%
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a)	$41,000	$42,897
7.13%, 2/15/31(a)	41,000	42,946
7.50%, 3/15/33(a)	40,000	42,357
Lamar Media Corp., 5.38%, 11/1/33(a)	32,000	31,306
		159,506
Aerospace & Defense - 3.0%
Bombardier, Inc.
7.25%, 7/1/31(a)	141,000	147,730
6.75%, 6/15/33(a)	207,000	213,782
7.45%, 5/1/34(a)	40,000	43,209
Moog, Inc., 5.50%, 10/15/34(a)	45,000	45,111
TransDigm, Inc.
6.75%, 8/15/28(a)	141,000	142,718
6.38%, 3/1/29(a)	64,000	64,979
6.88%, 12/15/30(a)	202,000	206,854
7.13%, 12/1/31(a)	210,000	216,716
6.63%, 3/1/32(a)	46,000	46,891
6.38%, 5/31/33(a)	115,000	114,343
6.25%, 1/31/34(a)	5,000	5,053
6.75%, 1/31/34(a)	15,000	15,195
		1,262,581
Agriculture - 0.3%
Turning Point Brands, Inc., 7.63%, 3/15/32(a)	123,000	125,802

Apparel - 0.0%†
VF Corp., 6.45%, 11/1/37	3,000	2,846

Auto Manufacturers - 2.4%
New Flyer Holdings, Inc., 9.25%, 7/1/30(a)	229,000	244,684
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/26(a)	60,000	60,296
7.05%, 9/15/28(a)	68,000	69,060
5.63%, 9/29/28(a)	30,000	29,457
6.13%, 9/30/30(a)	105,000	100,660
Nissan Motor Co. Ltd.
7.50%, 7/17/30(a)	100,000	100,780
7.75%, 7/17/32(a)	150,000	151,938
8.13%, 7/17/35(a)	172,000	177,208
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 1/15/31(a)	88,000	85,458
		1,019,541
Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	21,000	21,774
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T-Note + 3.39%), 12/15/54(b)	40,000	40,319

	Shares/ Principal	Fair Value

Auto Parts & Equipment (continued)
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 4/15/31(a)	$35,000	$34,624
6.38%, 4/15/34(a)	45,000	43,800
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32(a)	324,000	335,252
Phinia, Inc.
6.75%, 4/15/29(a)	88,000	89,586
6.63%, 10/15/32(a)	64,000	64,995
		630,350
Banks - 1.7%
Canadian Imperial Bank of Commerce, 6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85(b)	301,000	300,360
Intesa Sanpaolo SpA, 8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(b)	200,000	230,831
Popular, Inc., 7.25%, 3/13/28	166,000	171,961
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(b)	23,000	22,962
		726,114
Biotechnology - 1.0%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	85,000	86,903
7.25%, 12/15/33(a)	315,000	329,595
		416,498
Building Materials - 0.2%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	66,000	68,019

Chemicals - 2.9%
Chemours Co. (The)
8.00%, 1/15/33(a)	138,000	138,713
7.88%, 3/15/34(a)	156,000	155,947
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	219,000	218,207
NOVA Chemicals Corp., 9.00%, 2/15/30(a)	75,000	79,173
Perimeter Holdings LLC, 6.25%, 1/15/34(a)	86,000	84,337
Rain Carbon, Inc., 12.25%, 9/1/29(a)	169,000	173,858
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	279,000	272,014
Tronox, Inc., 9.13%, 9/30/30(a)	86,000	85,886
		1,208,135
Coal - 0.1%
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	36,000	36,270

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Commercial Services - 2.0%
Adt Security Corp. (The), 5.88%, 10/15/33(a)	$105,000	$101,668
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 6/15/32(a)	23,000	22,875
Belron UK Finance PLC, 5.75%, 10/15/29(a)	157,000	157,942
Composecure Holdings LLC, 5.63%, 2/1/33(a)	35,000	34,193
CoreCivic, Inc., 8.25%, 4/15/29	100,000	104,384
Deluxe Corp., 8.13%, 9/15/29(a)	60,000	62,243
GEO Group, Inc. (The), 8.63%, 4/15/29	63,000	65,236
Graham Holdings Co., 5.63%, 12/1/33(a)	105,000	102,552
United Rentals North America, Inc., 5.38%, 11/15/33(a)	180,000	174,998
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	27,485
		853,576
Computers - 2.5%
CACI International, Inc., 6.38%, 6/15/33(a)	236,000	240,157
Diebold Nixdorf, Inc., 7.75%, 3/31/30(a)	83,000	86,289
NCR Atleos Corp., 9.50%, 4/1/29(a)	251,000	268,684
Pitney Bowes, Inc., 7.25%, 3/15/29(a)	137,000	136,843
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)	29,000	30,458
5.88%, 7/15/30(a)	70,000	71,049
9.63%, 12/1/32(a)	215,000	238,976
		1,072,456
Distribution & Wholesale - 0.1%
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	46,597

Diversified Financial Services - 10.0%
Bread Financial Holdings, Inc.
6.75%, 5/15/31(a)	60,000	59,523
8.38%, (US 5 Year CMT T-Note + 4.30%), 6/15/35(a),(b)	71,000	71,778
Burford Capital Global Finance LLC, 9.25%, 7/1/31(a)	225,000	203,063
Coinbase Global, Inc., 3.38%, 10/1/28(a)	362,000	338,672
Credit Acceptance Corp.
9.25%, 12/15/28(a)	248,000	256,962
6.63%, 3/15/30(a)	67,000	65,082
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	160,000	169,127
6.63%, 4/15/31(a)	170,000	169,150
Enova International, Inc.
11.25%, 12/15/28(a)	157,000	166,083
9.13%, 8/1/29(a)	147,000	150,241
EZCORP, Inc., 7.38%, 4/1/32(a)	87,000	90,852

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(a)	$96,000	$97,648
9.13%, 5/15/31(a)	50,000	50,793
GGAM Finance Ltd., 8.00%, 6/15/28(a)	28,000	29,058
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/31(a)	42,000	43,160
6.75%, 5/1/33(a)	90,000	91,364
Onemain Finance Corp., 6.75%, 9/15/33	40,000	38,352
OneMain Finance Corp.
6.63%, 5/15/29	130,000	130,126
7.88%, 3/15/30	129,000	132,911
7.50%, 5/15/31	187,000	187,978
7.13%, 11/15/31	64,000	63,382
7.13%, 9/15/32	64,000	63,015
Osaic Holdings, Inc., 6.75%, 8/1/32(a)	55,000	54,814
Pennymac Financial Services, Inc., 6.88%, 5/15/32(a)	214,000	205,548
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	61,000	62,373
Rocket Cos., Inc.
6.50%, 8/1/29(a)	70,000	70,780
6.13%, 8/1/30(a)	109,000	109,994
7.13%, 2/1/32(a)	37,000	38,129
SLM Corp., 6.50%, 1/31/30	76,000	74,578
Stonex Escrow Issuer LLC, 6.88%, 7/15/32(a)	45,000	45,448
StoneX Group, Inc., 7.88%, 3/1/31(a)	233,000	241,786
Synchrony Financial, 7.25%, 2/2/33	310,000	316,660
UWM Holdings LLC, 6.63%, 2/1/30(a)	75,000	70,589
Velocity Commercial Capital LLC, 9.38%, 2/15/31(a)	45,000	44,964
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31(a)	209,000	214,748
		4,218,731
Electric - 3.9%
AES Corp. (The)
7.60%, (US 5 Year CMT T-Note + 3.20%), 1/15/55(b)	43,000	42,644
6.95%, (US 5 Year CMT T-Note + 2.89%), 7/15/55(b)	45,000	41,977
Alpha Generation LLC, 6.25%, 1/15/34(a)	31,000	30,424
Edison International
8.13%, (US 5 Year CMT T-Note + 3.86%), 6/15/53(b)	66,000	67,177
7.88%, (US 5 Year CMT T-Note + 3.66%), 6/15/54(b)	64,000	65,490

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Electric (continued)
Electricite de France SA, 9.13%, (US 5 Year CMT T-Note + 5.41%), 12/15/74(a),(b)	$21,000	$24,305
PG&E Corp.
5.00%, 7/1/28	125,000	124,008
5.25%, 7/1/30	51,000	50,311
7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/55(b)	105,000	105,500
6.85%, (US 5 Year CMT T-Note + 3.23%), 9/15/56(b)	165,000	162,974
Southern Co. (The), 6.00%, (US 5 Year CMT T-Note + 1.99%), 4/1/58(b)	180,000	180,913
Talen Energy Supply LLC
8.63%, 6/1/30(a)	90,000	94,413
6.25%, 2/1/34(a)	135,000	133,470
6.50%, 2/1/36(a)	186,000	186,193
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	313,000	327,826
		1,637,625
Electrical Components & Equipment - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33(a)	25,000	25,413

Engineering & Construction - 1.1%
AECOM, 6.00%, 8/1/33(a)	105,000	104,545
HTA Group Ltd., 7.50%, 6/4/29(a)	343,000	348,530
		453,075
Entertainment - 2.5%
Churchill Downs, Inc., 6.75%, 5/1/31(a)	48,000	48,889
Flutter Treasury Dac, 5.88%, 6/4/31(a)	31,000	30,639
Light & Wonder International, Inc., 7.50%, 9/1/31(a)	219,000	224,789
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	65,000	61,925
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(a)	98,000	89,915
Warnermedia Holdings, Inc.
4.05%, 3/15/29	120,000	115,926
4.28%, 3/15/32	267,000	235,208
5.05%, 3/15/42	302,000	199,912
5.14%, 3/15/52	77,000	46,647
		1,053,850
Food - 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/31/34(a)	100,000	97,843
Performance Food Group, Inc., 6.13%, 9/15/32(a)	105,000	105,166
Post Holdings, Inc.
6.38%, 3/1/33(a)	268,000	263,850
6.50%, 3/15/36(a)	44,000	43,073

	Shares/ Principal	Fair Value

Food (continued)
US Foods, Inc.
6.88%, 9/15/28(a)	$129,000	$131,845
7.25%, 1/15/32(a)	130,000	134,856
5.75%, 4/15/33(a)	58,000	57,826
		834,459
Gas - 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	113,000	113,457
9.38%, 6/1/28(a)	192,000	197,091
9.50%, 6/1/30(a)	65,000	68,606
		379,154
Healthcare-Products - 0.2%
DENTSPLY Sirona, Inc., 8.38%, (US 5 Year CMT T-Note + 4.38%), 9/12/55(b)	5,000	4,879
Insulet Corp., 6.50%, 4/1/33(a)	83,000	84,516
		89,395
Healthcare-Services - 0.9%
DaVita, Inc., 6.88%, 9/1/32(a)	91,000	92,846
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	48,000	45,490
Sotera Health Holdings LLC, 7.38%, 6/1/31(a)	100,000	103,179
Tenet Healthcare Corp.
6.13%, 6/15/30	95,000	95,615
5.50%, 11/15/32(a)	55,000	54,472
		391,602
Home Builders - 0.1%
Installed Building Products, Inc., 5.63%, 2/1/34(a)	30,000	29,266
Thor Industries, Inc., 4.00%, 10/15/29(a)	29,000	27,387
		56,653
Home Furnishings - 0.8%
Somnigroup International, Inc., 4.00%, 4/15/29(a)	160,000	153,838
Whirlpool Corp.
6.13%, 6/15/30	53,000	51,686
5.50%, 3/1/33	16,000	14,332
6.50%, 6/15/33	78,000	73,825
5.15%, 3/1/43	16,000	11,965
4.50%, 6/1/46	31,000	20,421
4.60%, 5/15/50	33,000	21,678
		347,745
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/6/30(a)	36,000	36,074
6.75%, 7/1/32(a)	17,000	16,386

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Insurance (continued)
American National Group, Inc., 7.00%, (US 5 Year CMT T-Note + 3.18%), 12/1/55(b)	$43,000	$40,777
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(a)	153,000	153,350
Hub International Ltd., 7.25%, 6/15/30(a)	108,000	110,694
Panther Escrow Issuer LLC, 7.13%, 6/1/31(a)	99,000	99,318
		456,599
Internet - 3.5%
Gen Digital, Inc.
7.13%, 9/30/30(a)	56,000	56,532
6.25%, 4/1/33(a)	23,000	22,346
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(a)	21,000	20,914
Match Group Holdings II LLC
5.63%, 2/15/29(a)	142,000	140,256
6.13%, 9/15/33(a)	165,000	160,249
Rakuten Group, Inc.
11.25%, 2/15/27(a)	200,000	206,992
9.75%, 4/15/29(a)	222,000	236,696
Snap, Inc., 6.88%, 3/1/33(a)	260,000	245,454
Wayfair LLC
7.25%, 10/31/29(a)	253,000	258,220
7.75%, 9/15/30(a)	115,000	119,661
		1,467,320
Investment Companies - 1.5%
HA Sustainable Infrastructure Capital, Inc., 7.13%, (US 5 Year CMT T-Note + 3.48%), 11/15/56(b)	150,000	149,281
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	208,000	204,549
10.00%, 11/15/29(a)	201,000	198,014
9.00%, 6/15/30	66,000	61,636
		613,480
Iron & Steel - 1.2%
Champion Iron Canada, Inc., 7.88%, 7/15/32(a)	50,000	51,796
Commercial Metals Co.
5.75%, 11/15/33(a)	30,000	29,680
6.00%, 12/15/35(a)	192,000	189,217
Mineral Resources Ltd.
8.50%, 5/1/30(a)	84,000	86,349
7.00%, 4/1/31(a)	133,000	135,895
		492,937

	Shares/ Principal	Fair Value

Leisure Time - 1.3%
Acushnet Co., 5.63%, 12/1/33(a)	$38,000	$37,707
Life Time, Inc., 6.00%, 11/15/31(a)	120,000	120,880
Lindblad Expeditions LLC, 7.00%, 9/15/30(a)	20,000	20,408
Patrick Industries, Inc., 6.38%, 11/1/32(a)	235,000	234,829
Viking Cruises Ltd., 5.88%, 10/15/33(a)	120,000	118,459
		532,283
Lodging - 1.0%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29(a)	177,000	177,729
Hilton Domestic Operating Co., Inc., 6.13%, 4/1/32(a)	169,000	171,332
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	35,000	34,562
MGM Resorts International, 6.13%, 9/15/29	31,000	31,178
		414,801
Machinery-Construction & Mining - 0.1%
Manitowoc Co., Inc. (The), 9.25%, 10/1/31(a)	49,000	51,152

Machinery-Diversified - 0.1%
Esab Corp.
6.25%, 4/15/29(a)	11,000	11,162
5.63%, 4/1/31(a)	25,000	25,178
		36,340
Media - 5.4%
AMC Networks, Inc., 10.50%, 7/15/32(a)	152,000	150,028
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 6/1/29(a)	50,000	49,312
4.75%, 3/1/30(a)	100,000	94,724
4.25%, 2/1/31(a)	94,000	85,607
7.38%, 3/1/31(a)	339,000	344,315
4.50%, 5/1/32	56,000	49,906
7.00%, 2/1/33(a)	55,000	54,960
7.38%, 2/1/36(a)	70,000	69,245
Directv Financing LLC, 8.88%, 2/1/30(a)	45,000	44,865
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27(a)	65,000	64,834
10.00%, 2/15/31(a)	89,000	90,823
Discovery Communications LLC, 5.00%, 9/20/37	95,000	68,683
Gray Media, Inc., 10.50%, 7/15/29(a)	19,000	20,184
Nexstar Media, Inc.
4.75%, 11/1/28(a)	200,000	196,513
6.50%, 9/15/33(a)	195,000	196,579
7.25%, 4/15/34(a)	95,000	95,365

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Media (continued)
Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	$100,000	$101,657
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	45,000	44,810
4.13%, 7/1/30(a)	103,000	96,326
Univision Communications, Inc., 8.00%, 8/15/28(a)	52,000	52,725
Versant Media Group, Inc., 7.25%, 1/30/31(a)	174,000	177,992
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	118,000	113,291
		2,262,744
Metal Fabricate & Hardware - 0.8%
Advanced Drainage Systems, Inc., 5.38%, 3/1/34(a)	25,000	24,325
Vallourec SACA, 7.50%, 4/15/32(a)	290,000	303,948
		328,273
Mining - 3.3%
Century Aluminum Co., 6.88%, 8/1/32(a)	183,000	188,675
Eldorado Gold Corp., 6.25%, 9/1/29(a)	206,000	204,589
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	246,000	251,445
Ivanhoe Mines Ltd., 7.88%, 1/23/30(a)	32,000	32,340
Kaiser Aluminum Corp., 5.88%, 3/1/34(a)	65,000	63,813
New Gold, Inc., 6.88%, 4/1/32(a)	153,000	158,126
Novelis Corp., 6.88%, 1/30/30(a)	165,000	166,421
Perenti Finance Pty Ltd., 7.50%, 4/26/29(a)	120,000	123,126
Taseko Mines Ltd., 8.25%, 5/1/30(a)	186,000	193,725
		1,382,260
Miscellaneous Manufacturing - 0.4%
EnPro, Inc., 6.13%, 6/1/33(a)	174,000	176,028

Oil & Gas - 8.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29(a)	125,000	130,349
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	192,000	193,726
California Resources Corp.
8.25%, 6/15/29(a)	142,000	148,545
7.00%, 1/15/34(a)	84,000	84,680
Chord Energy Corp.
6.00%, 10/1/30(a)	40,000	40,538
6.75%, 3/15/33(a)	256,000	264,210
CNX Resources Corp.
7.38%, 1/15/31(a)	43,000	44,193
7.25%, 3/1/32(a)	68,000	70,067
5.88%, 3/1/34(a)	20,000	19,478

	Shares/ Principal	Fair Value

Oil & Gas (continued)
CVR Energy, Inc.
7.50%, 2/15/31(a)	$35,000	$35,261
7.88%, 2/15/34(a)	50,000	50,163
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30(a)	45,000	47,543
Gulfport Energy Operating Corp., 6.75%, 9/1/29(a)	273,000	279,152
Infinity Natural Resources LLC, 7.63%, 4/1/31(a)	30,000	30,159
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	200,000	205,020
Karoon USA Finance, Inc., 10.50%, 5/14/29(a)	76,000	78,580
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32(a)	225,000	231,498
Murphy Oil Corp., 6.50%, 2/15/34	65,000	64,269
Nabors Industries, Inc.
9.13%, 1/31/30(a)	41,000	43,037
7.63%, 11/15/32(a)	45,000	45,912
Noble Finance II LLC, 8.00%, 4/15/30(a)	270,000	278,664
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 3/15/30(a)	37,000	39,652
7.88%, 9/15/30(a)	36,000	36,964
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	65,000	67,186
Sunoco LP, 7.00%, 5/1/29(a)	25,000	25,647
Talos Production, Inc.
9.00%, 2/1/29(a)	155,000	161,388
9.38%, 2/1/31(a)	182,000	192,824
Valaris Ltd., 8.38%, 4/30/30(a)	341,000	353,337
Vermilion Energy, Inc., 7.25%, 2/15/33(a)	156,000	157,297
		3,419,339
Oil & Gas Services - 1.9%
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 2/1/34(a)	40,000	39,649
Bristow Group, Inc., 6.75%, 2/1/33(a)	130,000	131,340
Enerflex, Inc., 6.88%, 1/15/31(a)	35,000	35,713
Kodiak Gas Services LLC
5.88%, 4/1/31(a)	30,000	30,151
6.50%, 10/1/33(a)	15,000	15,160
6.75%, 10/1/35(a)	15,000	15,239
Tidewater, Inc., 9.13%, 7/15/30(a)	203,000	216,044
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29(a)	62,000	63,369
Viridien, 10.00%, 10/15/30(a)	170,000	180,837

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Oil & Gas Services (continued)
Weatherford International Ltd., 6.75%, 10/15/33(a)	$65,000	$66,369
		793,871
Packaging & Containers - 0.3%
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31(a)	126,000	132,127

Pharmaceuticals - 2.0%
Amneal Pharmaceuticals LLC, 6.88%, 8/1/32(a)	237,000	244,086
CVS Health Corp.
6.75%, (US 5 Year CMT T-Note + 2.52%), 12/10/54(b)	142,000	143,762
7.00%, (US 5 Year CMT T-Note + 2.89%), 3/10/55(b)	150,000	154,557
Harrow, Inc., 8.63%, 9/15/30(a)	94,000	95,065
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 4/15/29(a)	197,000	210,072
		847,542
Pipelines - 4.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 10/15/33(a)	65,000	64,241
5.75%, 7/1/34(a)	45,000	44,366
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	144,000	136,864
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/1/28(a)	14,000	13,973
8.63%, 3/15/29(a)	229,000	236,838
7.38%, 6/30/33(a)	50,000	50,338
Energy Transfer LP
8.00%, (US 5 Year CMT T-Note + 4.02%), 5/15/54(b)	48,000	50,288
7.13%, (US 5 Year CMT T-Note + 2.83%), 10/1/54(b)	82,000	83,253
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 3/15/34	30,000	29,859
Global Partners LP / GLP Finance Corp., 8.25%, 1/15/32(a)	87,000	89,937
Golar LNG Ltd., 7.50%, 10/2/30(a)	172,000	173,961
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29(a)	134,000	138,017
8.38%, 2/15/32(a)	213,000	219,389
Prairie Acquiror LP, 9.00%, 8/1/29(a)	35,000	36,135
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, (US 5 Year CMT T-Note + 3.67%), 3/1/55(b)	46,000	47,914

	Shares/ Principal	Fair Value

Pipelines (continued)
7.63%, (US 5 Year CMT T-Note + 3.95%), 3/1/55(b)	$47,000	$48,360
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	25,000	25,567
9.50%, 2/1/29(a)	112,000	120,844
9.88%, 2/1/32(a)	127,000	136,389
		1,746,533
Real Estate - 1.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30(a)	106,000	106,113
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 4/15/30(a)	144,000	152,833
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31(a)	99,000	104,687
Five Point Operating Co. LP, 8.00%, 10/1/30(a)	168,000	167,653
Howard Hughes Corp. (The)
4.13%, 2/1/29(a)	9,000	8,512
6.13%, 3/1/34(a)	55,000	52,864
		592,662
REITS - 4.3%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	25,000	24,788
Arbor Realty SR, Inc.
8.50%, 12/15/28(a)	44,000	43,261
7.88%, 7/15/30(a)	46,000	42,529
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(a)	220,000	231,017
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	15,000	15,126
EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman NON-MTM, 7.38%, 9/30/30(a)	63,000	60,668
Iron Mountain, Inc.
5.25%, 3/15/28(a)	35,000	34,809
7.00%, 2/15/29(a)	75,000	76,460
5.63%, 7/15/32(a)	45,000	43,663
6.25%, 1/15/33(a)	167,000	166,484
Millrose Properties, Inc.
6.38%, 8/1/30(a)	128,000	127,751
6.25%, 9/15/32(a)	169,000	165,541
RHP Hotel Properties LP / RHP Finance Corp., 5.75%, 3/15/34(a)	20,000	19,737
Rithm Capital Corp.
8.00%, 4/1/29(a)	296,000	290,601
8.00%, 7/15/30(a)	43,000	41,469

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

REITS (continued)
Starwood Property Trust, Inc.
7.25%, 4/1/29(a)	$132,000	$135,929
6.00%, 4/15/30(a)	49,000	48,883
6.50%, 7/1/30(a)	134,000	136,781
6.50%, 10/15/30(a)	89,000	90,211
		1,795,708
Retail - 4.3%
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	21,000	21,192
7.38%, 8/1/33(a)	21,000	21,256
Brinker International, Inc., 8.25%, 7/15/30(a)	131,000	137,398
Carvana Co.
9.00% Cash, 6/1/30(a),(c)	163,000	169,563
9.00% Cash, 6/1/31(a),(c)	114,490	123,804
FirstCash, Inc.
5.63%, 1/1/30(a)	120,000	119,359
6.88%, 3/1/32(a)	226,000	230,276
Gap, Inc. (The), 3.63%, 10/1/29(a)	130,000	121,423
Kohl's Corp., 10.00%, 6/1/30(a)	43,000	45,430
Macy’s Retail Holdings LLC, 7.38%, 8/1/33(a)	182,000	186,399
Nordstrom, Inc.
4.00%, 3/15/27	21,000	20,474
4.38%, 4/1/30	130,000	120,361
4.25%, 8/1/31	24,000	21,420
5.00%, 1/15/44	127,000	84,634
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(a)	15,000	14,937
QXO Building Products, Inc., 6.75%, 4/30/32(a)	376,000	382,276
		1,820,202
Semiconductors - 1.3%
Amkor Technology, Inc., 5.88%, 10/1/33(a)	85,000	84,673
Ams-Osram AG, 12.25%, 3/30/29(a)	140,000	148,661
Kioxia Holdings Corp.
6.25%, 7/24/30(a)	128,000	130,188
6.63%, 7/24/33(a)	190,000	194,735
		558,257
Software - 2.1%
Cloud Software Group, Inc., 8.25%, 6/30/32(a)	23,000	21,754
CoreWeave, Inc.
9.25%, 6/1/30(a)	277,000	270,299
9.00%, 2/1/31(a)	53,000	50,878
Elastic NV, 4.13%, 7/15/29(a)	54,000	50,640
Fair Isaac Corp.
6.00%, 5/15/33(a)	143,000	140,318
6.25%, 9/15/34(a)	210,000	206,565

	Shares/ Principal	Fair Value

Software (continued)
UKG, Inc., 6.88%, 2/1/31(a)	$83,000	$80,541
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 2/1/29(a)	75,000	62,081
		883,076
Telecommunications - 7.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	375,000	386,641
Bell Telephone Co. of Canada Or Bell Canada
6.88%, (US 5 Year CMT T-Note + 2.39%), 9/15/55(b)	50,000	50,556
7.00%, (US 5 Year CMT T-Note + 2.36%), 9/15/55(b)	49,000	50,110
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	360,000	378,175
Echostar Corp., 10.75%, 11/30/29	200,000	216,050
Flash Compute LLC, 7.25%, 12/31/30(a)	55,000	55,366
GCI LLC, 4.75%, 10/15/28(a)	250,000	240,550
Level 3 Financing, Inc., 6.88%, 6/30/33(a)	323,728	329,594
Millicom International Cellular SA
6.25%, 3/25/29(a)	135,000	134,460
7.38%, 4/2/32(a)	188,000	190,268
Rogers Communications, Inc.
7.00%, (US 5 Year CMT T-Note + 2.65%), 4/15/55(b)	82,000	82,313
7.13%, (US 5 Year CMT T-Note + 2.62%), 4/15/55(b)	78,000	79,709
Telecom Italia Capital SA
6.38%, 11/15/33	34,000	35,386
6.00%, 9/30/34	22,000	22,353
7.20%, 7/18/36	82,000	88,550
7.72%, 6/4/38	186,000	207,139
TELUS Corp.
7.00%, (US 5 Year CMT T-Note + 2.71%), 10/15/55(b)	41,000	41,856
6.63%, (US 5 Year CMT T-Note + 2.52%), 6/9/56(b)	43,000	41,920
Viasat, Inc., 5.63%, 4/15/27(a)	22,000	21,850
WULF Compute LLC, 7.75%, 10/15/30(a)	151,000	159,576
Zegona Finance PLC, 8.63%, 7/15/29(a)	228,000	238,841
		3,051,263
Transportation - 0.4%
Danaos Corp., 6.88%, 10/15/32(a)	175,000	177,790

Trucking & Leasing - 0.8%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30(a)	125,000	130,459
7.00%, 6/15/32(a)	105,000	107,621

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Trucking & Leasing (continued)
FTAI Aviation Investors LLC, 7.00%, 5/1/31(a)	$85,000	$87,119
		325,199
Total Corporate Bonds and Notes
(Cost - $41,051,514)		41,473,779
Total Investments - 98.7%
(Cost - $41,051,514)		$41,473,779
Other Assets Less Liabilities - Net 1.3%		525,924
Total Net Assets - 100.0%		$41,999,703

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $35,521,061 or 84.6% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	PIK - Pay-in-kind security.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	5	6/30/2026	$540,899	$(7,665)